Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com
Laura E. Flores Partner +1.202.373.6101 laura.flores@morganlewis.com

December 18, 2015
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:
On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 35”). The purpose of PEA No. 35 is to reflect revised investment objectives and corresponding changes for the Trust’s Guggenheim Russell Top 50® Mega Cap ETF, Guggenheim Russell MidCap® Equal Weight ETF, and Guggenheim Russell 1000® Equal Weight ETF.
Please direct any questions or comments you may have to my attention at the address listed. In addition, please feel free to contact me at 202.373.6101 with your questions or comments.
Sincerely,
/s/ Laura E. Flores
Laura E. Flores